FI - Quantitative information about level 3 assets at fair value (Details 14) SFr in Millions, Pure in Millions	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2019 CHF (SFr)
Assets
Cash and Due from Banks	SFr 525	SFr 356
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	57,994	85,556
Securities received as collateral	50,773	40,219
Trading assets	157,338	153,797
Available-for-sale Securities, Debt Securities	607	1,006
Other investments	3,794	3,550
Loans	11,408	12,662
Other intangible assets (mortgage servicing rights), at fair value	180	244
Other assets	8,373	10,402
Recurring basis
Assets
Cash and Due from Banks	525	356
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	57,994	85,556
Securities received as collateral	50,773	40,219
Trading assets	157,338	153,797
Available-for-sale Securities, Debt Securities	607	1,006
Other investments	3,794	3,550
Loans	11,408	12,662
Loans - of which commercial and industrial	3,534	3,774
Loans - of which financial institutions	4,588	4,931
Loans - of which government and public institutions		3,031
Other intangible assets (mortgage servicing rights), at fair value	180	244
Other assets	8,373	10,402
Other assets - of which loans held-for-sale	6,446	8,213
Total assets at fair value	290,992	307,792
Recurring basis | Other equity investments
Assets
Other investments	2,759	2,081
Recurring basis | Life finance instruments
Assets
Other investments	920	1,052
Recurring basis | Debt securities
Assets
Trading assets	64,395	66,994
Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	27,957	26,963
Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	11,477	12,049
Recurring basis | Debt securities | RMBS
Assets
Trading assets	21,439	23,516
Recurring basis | Equity securities
Assets
Trading assets	63,237	64,542
Recurring basis | Derivative instruments
Assets
Trading assets	25,531	17,731
Recurring basis | Other
Assets
Trading assets	4,175	4,530
Recurring basis | Level 3
Assets
Cash and Due from Banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	101	1
Trading assets	7,535	7,885
Available-for-sale Securities, Debt Securities	0	0
Other investments	3,054	2,523
Loans	3,669	3,717
Loans - of which commercial and industrial	1,347	1,283
Loans - of which financial institutions	1,082	1,201
Loans - of which government and public institutions		831
Other intangible assets (mortgage servicing rights), at fair value	180	244
Other assets	1,825	1,846
Other assets - of which loans held-for-sale	1,576	1,619
Total assets at fair value	16,364	16,216
Recurring basis | Level 3 | Option model
Assets
Loans - of which commercial and industrial	72
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member]
Assets
Loans - of which commercial and industrial	908	996
Loans - of which financial institutions	674	SFr 984
Loans - of which government and public institutions, measurement input		468
Other assets - of which loans held-for-sale	SFr 296	SFr 501
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Assets
Loans - of which commercial and industrial, measurement input	237	96
Loans - of which financial institutions, measurement input	192	111
Loans - of which government and public institutions, measurement input		457
Other assets - of which loans held-for-sale, measurement input	246	117
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Assets
Loans - of which commercial and industrial, measurement input	1,480	1,484
Loans - of which financial institutions, measurement input	1,698	1,261
Loans - of which government and public institutions, measurement input		526
Other assets - of which loans held-for-sale, measurement input	506	381
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Assets
Loans - of which commercial and industrial, measurement input	554	654
Loans - of which financial institutions, measurement input	612	412
Loans - of which government and public institutions, measurement input		500
Other assets - of which loans held-for-sale, measurement input	343	243
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Assets
Loans - of which commercial and industrial, measurement input	25	25
Loans - of which financial institutions, measurement input	25	25
Loans - of which government and public institutions, measurement input		25
Other assets - of which loans held-for-sale, measurement input	1	0
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Assets
Loans - of which commercial and industrial, measurement input	25	25
Loans - of which financial institutions, measurement input	40	25
Loans - of which government and public institutions, measurement input		40
Other assets - of which loans held-for-sale, measurement input	40	1
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Assets
Loans - of which commercial and industrial, measurement input	25	25
Loans - of which financial institutions, measurement input	25	25
Loans - of which government and public institutions, measurement input		30
Other assets - of which loans held-for-sale, measurement input	34	1
Recurring basis | Level 3 | Market comparable
Assets
Loans - of which commercial and industrial	SFr 338	SFr 273
Loans - of which financial institutions	190	SFr 135
Loans - of which government and public institutions, measurement input		166
Other assets - of which loans held-for-sale	SFr 1,277	SFr 1,026
Recurring basis | Level 3 | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Loans - of which commercial and industrial, measurement input	0	0
Loans - of which financial institutions, measurement input	0	16
Loans - of which government and public institutions, measurement input		62
Other assets - of which loans held-for-sale, measurement input	0	0
Recurring basis | Level 3 | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Loans - of which commercial and industrial, measurement input	100	99
Loans - of which financial institutions, measurement input	100	100
Loans - of which government and public institutions, measurement input		62
Other assets - of which loans held-for-sale, measurement input	111	180
Recurring basis | Level 3 | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Loans - of which commercial and industrial, measurement input	70	64
Loans - of which financial institutions, measurement input	54	36
Loans - of which government and public institutions, measurement input		62
Other assets - of which loans held-for-sale, measurement input	71	91
Recurring basis | Level 3 | Market comparable | Measurement Input, Pre-IPO instrinsic option [Member] | Minimum
Assets
Loans - of which commercial and industrial, measurement input	100
Recurring basis | Level 3 | Market comparable | Measurement Input, Pre-IPO instrinsic option [Member] | Maximum
Assets
Loans - of which commercial and industrial, measurement input	100
Recurring basis | Level 3 | Market comparable | Measurement Input, Pre-IPO instrinsic option [Member] | Weighted average
Assets
Loans - of which commercial and industrial, measurement input	100
Recurring basis | Level 3 | Other equity investments
Assets
Other investments	SFr 2,132	SFr 1,463
Recurring basis | Level 3 | Other equity investments | Valuation Technique, Discounted Cash Flow [Member]
Assets
Other investments	840
Recurring basis | Level 3 | Other equity investments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Assets
Other investments	9
Recurring basis | Level 3 | Other equity investments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Assets
Other investments	9
Recurring basis | Level 3 | Other equity investments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Assets
Other investments	9
Recurring basis | Level 3 | Other equity investments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Terminal Growth Rate [Member] | Minimum
Assets
Other investments	3
Recurring basis | Level 3 | Other equity investments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Terminal Growth Rate [Member] | Maximum
Assets
Other investments	3
Recurring basis | Level 3 | Other equity investments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Terminal Growth Rate [Member] | Weighted average
Assets
Other investments	3
Recurring basis | Level 3 | Other equity investments | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price Volatility [Member] | Minimum
Assets
Other investments	1
Recurring basis | Level 3 | Other equity investments | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price Volatility [Member] | Maximum
Assets
Other investments	1,249
Recurring basis | Level 3 | Other equity investments | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Other investments	713
Recurring basis | Level 3 | Other equity investments | Vendor price
Assets
Other investments	110	857
Recurring basis | Level 3 | Other equity investments | NAV/adjusted NAV
Assets
Other investments	974
Recurring basis | Level 3 | Other equity investments | NAV/adjusted NAV | Measurement Input, Price Volatility [Member] | Minimum
Assets
Other investments	310
Recurring basis | Level 3 | Other equity investments | NAV/adjusted NAV | Measurement Input, Price Volatility [Member] | Maximum
Assets
Other investments	310
Recurring basis | Level 3 | Other equity investments | NAV/adjusted NAV | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Other investments	310
Recurring basis | Level 3 | Other equity investments | Market comparable
Assets
Other investments	118
Recurring basis | Level 3 | Other equity investments | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Other investments	100
Recurring basis | Level 3 | Other equity investments | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Other investments	100
Recurring basis | Level 3 | Other equity investments | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Other investments	100
Recurring basis | Level 3 | Life finance instruments
Assets
Other investments	920	1,052
Recurring basis | Level 3 | Life finance instruments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Minimum
Assets
Other investments	2
Recurring basis | Level 3 | Life finance instruments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Maximum
Assets
Other investments	15
Recurring basis | Level 3 | Life finance instruments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Weighted average
Assets
Other investments	6
Recurring basis | Level 3 | Debt securities
Assets
Trading assets	2,253	1,923
Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	140	198
Recurring basis | Level 3 | Debt securities | Corporate debt securities
Assets
Trading assets	1,270	1,128
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Option model
Assets
Trading assets	416	SFr 913
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member]
Assets
Trading assets	SFr 386
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Assets
Trading assets, measurement input	(9)
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Assets
Trading assets, measurement input	1,509
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Assets
Trading assets, measurement input	1,007
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Minimum
Assets
Trading assets, measurement input	(50)	(60)
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Maximum
Assets
Trading assets, measurement input	100	100
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Weighted average
Assets
Trading assets, measurement input	55	63
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Gap risk [Member] | Minimum
Assets
Trading assets, measurement input	0	0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Gap risk [Member] | Maximum
Assets
Trading assets, measurement input	2	2
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Gap risk [Member] | Weighted average
Assets
Trading assets, measurement input	0	0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Recovery rate [Member] | Minimum
Assets
Trading assets, measurement input	40
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Recovery rate [Member] | Maximum
Assets
Trading assets, measurement input	40
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Assets
Trading assets, measurement input	40
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Minimum
Assets
Trading assets, measurement input	0	0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Maximum
Assets
Trading assets, measurement input	158	275
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	23	27
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Vendor price
Assets
Trading assets	SFr 71
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Vendor price | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input	0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Vendor price | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input	2,292
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Vendor price | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	1,654
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Vendor price | Measurement Input, Unadjusted NAV [Member] | Minimum
Assets
Trading assets, measurement input	1
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Vendor price | Measurement Input, Unadjusted NAV [Member] | Maximum
Assets
Trading assets, measurement input	1
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Vendor price | Measurement Input, Unadjusted NAV [Member] | Weighted average
Assets
Trading assets, measurement input	1
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable
Assets
Trading assets	SFr 321	SFr 503
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input	0	0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input	227	129
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	95	97
Recurring basis | Level 3 | Debt securities | RMBS
Assets
Trading assets	SFr 557	SFr 317
Recurring basis | Level 3 | Equity securities
Assets
Trading assets	124	197
Recurring basis | Level 3 | Derivative instruments
Assets
Trading assets	3,911	3,534
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	733	554
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	143	152
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	SFr 1,186	SFr 1,040
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Buyback probability [Member] | Minimum
Assets
Trading assets, measurement input	50	50
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Buyback probability [Member] | Maximum
Assets
Trading assets, measurement input	100	100
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Buyback probability [Member] | Weighted average
Assets
Trading assets, measurement input	66	70
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Minimum
Assets
Trading assets, measurement input	(50)	(50)
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Maximum
Assets
Trading assets, measurement input	100	100
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Weighted average
Assets
Trading assets, measurement input	58	64
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Gap risk [Member] | Minimum
Assets
Trading assets, measurement input	0	0
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Gap risk [Member] | Maximum
Assets
Trading assets, measurement input	4	2
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Gap risk [Member] | Weighted average
Assets
Trading assets, measurement input	0	0
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Minimum
Assets
Trading assets, measurement input	(2)	0
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Maximum
Assets
Trading assets, measurement input	158	275
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	24	30
Recurring basis | Level 3 | Derivative instruments | Credit derivatives
Assets
Trading assets		SFr 879
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member]
Assets
Trading assets		SFr 691
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Assets
Trading assets, measurement input		2
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Assets
Trading assets, measurement input		1,033
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Assets
Trading assets, measurement input		150
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Correlation [Member] | Minimum
Assets
Trading assets, measurement input		97
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Correlation [Member] | Maximum
Assets
Trading assets, measurement input		97
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Correlation [Member] | Weighted average
Assets
Trading assets, measurement input		97
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Minimum
Assets
Trading assets, measurement input		1
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Maximum
Assets
Trading assets, measurement input		20
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Weighted average
Assets
Trading assets, measurement input		4
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Assets
Trading assets, measurement input		8
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Assets
Trading assets, measurement input		27
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Assets
Trading assets, measurement input		16
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Funding spread [Member] | Minimum
Assets
Trading assets, measurement input		100
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Funding spread [Member] | Maximum
Assets
Trading assets, measurement input		115
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Funding spread [Member] | Weighted average
Assets
Trading assets, measurement input		102
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Minimum
Assets
Trading assets, measurement input		29
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Maximum
Assets
Trading assets, measurement input		85
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Weighted average
Assets
Trading assets, measurement input		69
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Minimum
Assets
Trading assets, measurement input		0
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Maximum
Assets
Trading assets, measurement input		7
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Weighted average
Assets
Trading assets, measurement input		4
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Assets
Trading assets, measurement input		0
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Assets
Trading assets, measurement input		40
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Assets
Trading assets, measurement input		26
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Market comparable
Assets
Trading assets		SFr 142
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input		86
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input		110
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input		98
Recurring basis | Level 3 | Derivative instruments | Other derivatives
Assets
Trading assets	SFr 1,079	SFr 909
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Minimum
Assets
Trading assets, measurement input	2	2
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Maximum
Assets
Trading assets, measurement input	14	15
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Weighted average
Assets
Trading assets, measurement input	6	6
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Mortality Rate [Member] | Minimum
Assets
Trading assets, measurement input	72	71
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Mortality Rate [Member] | Maximum
Assets
Trading assets, measurement input	137	134
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Mortality Rate [Member] | Weighted average
Assets
Trading assets, measurement input	98	97
Recurring basis | Level 3 | Other
Assets
Trading assets	SFr 1,247	SFr 2,231
Recurring basis | Level 3 | Other | Option model
Assets
Trading assets		SFr 233
Recurring basis | Level 3 | Other | Option model | Measurement Input, Mortality Rate [Member] | Minimum
Assets
Trading assets, measurement input		0
Recurring basis | Level 3 | Other | Option model | Measurement Input, Mortality Rate [Member] | Maximum
Assets
Trading assets, measurement input		70
Recurring basis | Level 3 | Other | Option model | Measurement Input, Mortality Rate [Member] | Weighted average
Assets
Trading assets, measurement input		6
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member]
Assets
Trading assets	SFr 766	SFr 856
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Assets
Other investments		9
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Assets
Other investments		9
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Assets
Other investments		SFr 9
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Minimum
Assets
Trading assets, measurement input	3	2
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Maximum
Assets
Trading assets, measurement input	14	15
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Weighted average
Assets
Trading assets, measurement input	7	7
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Terminal Growth Rate [Member] | Minimum
Assets
Other investments		SFr 3
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Terminal Growth Rate [Member] | Maximum
Assets
Other investments		3
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Terminal Growth Rate [Member] | Weighted average
Assets
Other investments		3
Recurring basis | Level 3 | Other | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price Volatility [Member] | Minimum
Assets
Other investments		1
Recurring basis | Level 3 | Other | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price Volatility [Member] | Maximum
Assets
Other investments		869
Recurring basis | Level 3 | Other | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Other investments		231
Recurring basis | Level 3 | Other | Market comparable
Assets
Trading assets		SFr 1,118
Recurring basis | Level 3 | Other | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input		0
Other investments		SFr 100
Recurring basis | Level 3 | Other | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input		112
Other investments		SFr 100
Recurring basis | Level 3 | Other | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input		27
Other investments		SFr 100
Recurring basis | Level 3 | Other | Other equity investments | Valuation Technique, Discounted Cash Flow [Member]
Assets
Other investments		398
Recurring basis | Level 3 | Other | Other equity investments | Market comparable
Assets
Other investments		SFr 147
Recurring basis | Level 3 | Other | Life finance instruments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Minimum
Assets
Loans - of which real estate, measurement input		2
Recurring basis | Level 3 | Other | Life finance instruments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Maximum
Assets
Loans - of which real estate, measurement input		16
Recurring basis | Level 3 | Other | Life finance instruments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Weighted average
Assets
Loans - of which real estate, measurement input		6
Nonrecurring basis
Assets
Other investments	SFr 543	SFr 1
Loans	71
Other intangible assets (mortgage servicing rights), at fair value		10
Other assets	201	60
Total assets at fair value	815	71
Nonrecurring basis | Equity securities
Assets
Other investments	303
Nonrecurring basis | Other assets
Assets
Other assets - of which loans held-for-sale	136	29
Other assets - of which premises, equipment and right-of-use assets	58	5
Nonrecurring basis | Level 3
Assets
Other investments	326	1
Loans	4
Other intangible assets (mortgage servicing rights), at fair value		10
Other assets	97	60
Total assets at fair value	SFr 427	71
Nonrecurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Assets
Other assets - of which premises, equipment and right-of-use assets, measurement input	1
Nonrecurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Assets
Other assets - of which premises, equipment and right-of-use assets, measurement input	3
Nonrecurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Assets
Other assets - of which premises, equipment and right-of-use assets, measurement input	3
Nonrecurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Price Volatility [Member] | Minimum
Assets
Other assets - of which premises, equipment and right-of-use assets, measurement input	52
Nonrecurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Price Volatility [Member] | Maximum
Assets
Other assets - of which premises, equipment and right-of-use assets, measurement input	52
Nonrecurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Other assets - of which premises, equipment and right-of-use assets, measurement input	52
Nonrecurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Quoted Price [Member] | Minimum
Assets
Other assets - of which premises, equipment and right-of-use assets, measurement input	52
Nonrecurring basis | Level 3 | Market comparable | Measurement Input, Credit Spread [Member] | Minimum
Assets
Other assets - of which premises, equipment and right-of-use assets, measurement input	2
Nonrecurring basis | Level 3 | Market comparable | Measurement Input, Credit Spread [Member] | Maximum
Assets
Other assets - of which premises, equipment and right-of-use assets, measurement input	2
Nonrecurring basis | Level 3 | Market comparable | Measurement Input, Credit Spread [Member] | Weighted average
Assets
Other assets - of which premises, equipment and right-of-use assets, measurement input	2
Nonrecurring basis | Level 3 | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Other assets - of which loans held-for-sale, measurement input	83
Nonrecurring basis | Level 3 | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Other assets - of which loans held-for-sale, measurement input	100
Nonrecurring basis | Level 3 | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Other assets - of which loans held-for-sale, measurement input	95
Nonrecurring basis | Level 3 | Market comparable | Measurement Input, Quoted Price [Member] | Minimum
Assets
Other assets - of which premises, equipment and right-of-use assets, measurement input	2
Nonrecurring basis | Level 3 | Equity securities
Assets
Other investments	SFr 303
Nonrecurring basis | Level 3 | Equity securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Assets
Other investments	10
Nonrecurring basis | Level 3 | Equity securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Assets
Other investments	14
Nonrecurring basis | Level 3 | Equity securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Assets
Other investments	12
Nonrecurring basis | Level 3 | Other assets
Assets
Other assets - of which loans held-for-sale	39	29
Other assets - of which premises, equipment and right-of-use assets	54	5
Bank
Assets
Cash and Due from Banks	525	356
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	57,994	85,556
Securities received as collateral	50,773	40,219
Trading assets	157,511	153,895
Available-for-sale Securities, Debt Securities	605	1,004
Other investments	3,793	3,548
Loans	11,408	12,661
Other intangible assets (mortgage servicing rights), at fair value	180	244
Other assets	8,373	10,402
Bank | Recurring basis
Assets
Cash and Due from Banks	525	356
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	57,994	85,556
Securities received as collateral	50,773	40,219
Trading assets	157,511	153,895
Available-for-sale Securities, Debt Securities	605	1,004
Other investments	3,793	3,548
Loans	11,408	12,661
Loans - of which commercial and industrial	3,534	3,774
Loans - of which financial institutions	4,588	4,931
Loans - of which government and public institutions		3,030
Other intangible assets (mortgage servicing rights), at fair value	180	244
Other assets	8,373	10,402
Other assets - of which loans held-for-sale	6,446	8,213
Total assets at fair value	291,162	307,885
Bank | Recurring basis | Other equity investments
Assets
Other investments	2,760	2,081
Bank | Recurring basis | Life finance instruments
Assets
Other investments	920	1,052
Bank | Recurring basis | Debt securities
Assets
Trading assets	64,532	67,030
Bank | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	27,957	26,963
Bank | Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	11,614	12,085
Bank | Recurring basis | Debt securities | RMBS
Assets
Trading assets	21,439	23,516
Bank | Recurring basis | Equity securities
Assets
Trading assets	63,273	64,604
Bank | Recurring basis | Derivative instruments
Assets
Trading assets	25,531	17,730
Bank | Recurring basis | Other
Assets
Trading assets	4,175	4,531
Bank | Recurring basis | Level 3
Assets
Cash and Due from Banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	101	1
Trading assets	7,535	7,885
Available-for-sale Securities, Debt Securities	0	0
Other investments	3,054	2,523
Loans	3,669	3,716
Loans - of which commercial and industrial	1,347	1,283
Loans - of which financial institutions	1,082	1,201
Loans - of which government and public institutions		830
Other intangible assets (mortgage servicing rights), at fair value	180	244
Other assets	1,825	1,846
Other assets - of which loans held-for-sale	1,576	1,619
Total assets at fair value	16,364	16,215
Bank | Recurring basis | Level 3 | Other equity investments
Assets
Other investments	2,132	1,463
Bank | Recurring basis | Level 3 | Life finance instruments
Assets
Other investments	920	1,052
Bank | Recurring basis | Level 3 | Debt securities
Assets
Trading assets	2,253	1,923
Bank | Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	140	198
Bank | Recurring basis | Level 3 | Debt securities | Corporate debt securities
Assets
Trading assets	1,270	1,128
Bank | Recurring basis | Level 3 | Debt securities | RMBS
Assets
Trading assets	557	317
Bank | Recurring basis | Level 3 | Equity securities
Assets
Trading assets	124	197
Bank | Recurring basis | Level 3 | Derivative instruments
Assets
Trading assets	3,911	3,534
Bank | Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	733	554
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	143	152
Bank | Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	1,186	1,040
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives
Assets
Trading assets		879
Bank | Recurring basis | Level 3 | Derivative instruments | Other derivatives
Assets
Trading assets	1,079	909
Bank | Recurring basis | Level 3 | Other
Assets
Trading assets	1,247	2,231
Bank | Nonrecurring basis
Assets
Other investments	543	1
Loans	71
Other intangible assets (mortgage servicing rights), at fair value		10
Other assets	201	60
Total assets at fair value	815	71
Bank | Nonrecurring basis | Equity securities
Assets
Other investments	303
Bank | Nonrecurring basis | Other assets
Assets
Other assets - of which loans held-for-sale	136	29
Other assets - of which premises, equipment and right-of-use assets	58	5
Bank | Nonrecurring basis | Level 3
Assets
Other investments	326	1
Loans	4
Other intangible assets (mortgage servicing rights), at fair value		10
Other assets	97	60
Total assets at fair value	427	71
Bank | Nonrecurring basis | Level 3 | Equity securities
Assets
Other investments	303
Bank | Nonrecurring basis | Level 3 | Other assets
Assets
Other assets - of which loans held-for-sale	39	29
Other assets - of which premises, equipment and right-of-use assets	SFr 54	SFr 5